UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Small-Cap Growth Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$105,800,393
Cash	19,579
Collateral for securities loaned	32,164,214
Dividends receivable	17,077
Subscriptions receivable	83,166
Receivable for investments sold	12,097,562

Total assets	150,181,991

LIABILITIES:
Due to investment adviser	98,756
Payable upon return of securities loaned	32,164,214
Redemptions payable	140,399
Payable for investments purchased	14,485,718

Total liabilities	46,889,087

NET ASSETS	$103,292,904

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$583,242
Additional paid-in capital	126,815,434
Net unrealized appreciation on investments	1,250,205
Undistributed net investment loss	(322,685)
Accumulated net realized loss on investments	(25,033,292)

NET ASSETS	$103,292,904

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$17.71

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	5,832,420

(1) Cost of investments in securities:	$104,550,188

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$43,587
Income from securities lending	58,649
Dividends	130,607

Total income	232,843

EXPENSES:
Audit fees	7,564
Bank and custodial fees	16,819
Investment administration	65,567
Management fees	479,775
Other expenses	23,060

Total expenses	592,785

Less amount reimbursed by investment adviser	37,257

Net expenses	555,528

NET INVESTMENT LOSS	(322,685)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	945,689
Change in net unrealized appreciation on investments	(10,664,517)

Net realized and unrealized loss on investments	(9,718,828)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,041,513)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(322,685)		$(543,137)
Net realized gain on investments	945,689		10,669,777
Change in net unrealized appreciation on investments	(10,664,517)		3,176,821

Net increase (decrease) in net assets resulting from operations	(10,041,513)		13,303,461

SHARE TRANSACTIONS:
Net proceeds from sales of shares	15,949,456		36,995,490
Redemptions of shares	(16,454,036)		(46,220,244)

Net decrease in net assets resulting from share transactions	(504,580)		(9,224,754)

Total increase (decrease) in net assets	(10,546,093)		4,078,707

NET ASSETS:
Beginning of period	113,838,997		109,760,290

End of period (1)	$103,292,904		$113,838,997

OTHER INFORMATION:

SHARES:
Sold	913,251		1,971,266
Redeemed	(945,147)		(2,454,662)

Net decrease	(31,896)		(483,396)

(1) Including undistributed net investment loss	$(322,685)	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$19.41		$17.29	$16.84	$16.10	$15.19	$11.60

Income from Investment Operations

Net investment income (loss)	(0.06)			0.02	(0.02)
Net realized and unrealized gain (loss)	(1.64)		2.12	0.43	0.76	0.91	3.59

Total Income (Loss) From Investment Operations	(1.70)		2.12	0.45	0.74	0.91	3.59

Net Asset Value, End of Period	$17.71		$19.41	$17.29	$16.84	$16.10	$15.19

Total Return	(8.76	%) ◆	12.26%	2.67%	4.60%	5.99%	30.95%

Net Assets, End of Period ($000)	$103,293		$113,839	$109,760	$91,028	$223,950	$213,441

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.17	% *	1.12%	1.15%	1.11%	1.03%	1.05%
- After Reimbursement #	1.10	% *	1.10%	1.10%	1.08%	1.03%	1.04%

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement	(0.71	%) *	(0.48%)	(0.62%)	(0.69%)	(0.76%)	(0.55%)
- After Reimbursement #	(0.64	%) *	(0.46%)	(0.55%)	(0.66%)	(0.76%)	(0.54%)

Portfolio Turnover Rate	84.91	% ◆	134.85%	146.38%	228.65%	141.20%	174.65%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.79%
21,300	Curtiss-Wright Corp *	952,962
39,900	Orbital Sciences Corp †	940,044
		$1,893,006

BANKS --- 1.17%
45,100	South Financial Group Inc *	176,792
14,200	SVB Financial Group * †	683,162
23,900	Texas Capital Bancshares Inc * †	382,400
		$1,242,354

BIOTECHNOLOGY --- 8.07%
18,900	Alexion Pharmaceuticals Inc * †	1,370,250
12,300	AMAG Pharmaceuticals Inc * †	419,430
16,100	Dionex Corp * †	1,068,557
58,600	eResearchTechnology Inc * †	1,021,984
5,800	Illumina Inc * †	505,238
12,200	OSI Pharmaceuticals Inc * †	504,104
43,200	PAREXEL International Corp †	1,136,592
28,100	Savient Pharmaceuticals Inc * †	710,930
8,700	United Therapeutics Corp * †	850,425
18,600	Varian Inc †	949,716
		$8,537,226

BUILDING MATERIALS --- 0.56%
4,900	Ameron International Inc	587,902
		$587,902

CHEMICALS --- 0.54%
17,800	American Vanguard Corp *	218,940
7,100	Terra Industries Inc	350,385
		$569,325

COMMUNICATIONS - EQUIPMENT --- 2.14%
60,300	ANADIGICS Inc * †	593,955
22,000	Comtech Telecommunications Corp * †	1,078,000
24,500	Polycom Inc * †	596,820
		$2,268,775

COMPUTER HARDWARE & SYSTEMS --- 0.23%
18,100	Hutchinson Technology Inc * †	243,264
		$243,264

COMPUTER SOFTWARE & SERVICES --- 11.84%
17,000	ANSYS Inc †	801,040
79,700	Ariba Inc * †	1,172,387
36,400	AsiaInfo Holdings Inc * †	430,248
27,800	Atheros Communications * †	834,000
8,400	Bankrate Inc * †	328,188
52,000	Double-Take Software Inc †	714,480
28,300	Foundry Networks Inc * †	334,506
51,600	Informatica Corp †	776,064
45,800	Innerworkings Inc * †	547,768
31,800	j2 Global Communications Inc * †	731,400
11,800	Jack Henry & Associates Inc *	255,352
33,500	Macrovision Solutions Corp * †	501,160
22,300	Manhattan Associates Inc †	529,179
10,700	ManTech International Corp †	514,884
24,700	MICROS Systems Inc †	753,103
34,379	Nuance Communications Inc * †	538,719
20,600	Omniture Inc †	382,542
27,100	Phase Forward Inc * †	486,987
3,300	Priceline.Com Inc * †	381,018
55,640	Radiant Systems Inc * †	597,017
11,600	SPSS Inc †	421,892
17,000	Sybase Inc †	500,140
		$12,532,074

CONTAINERS --- 1.06%
7,000	Greif Inc *	448,210
13,200	Silgan Holdings Inc	669,768
		$1,117,978

COSMETICS & PERSONAL CARE --- 1.29%
63,300	American Oriental Bioengineering Inc * †	624,771
11,300	Chattem Inc * †	735,065
		$1,359,836

DISTRIBUTORS --- 0.54%
31,400	LKQ Corp †	567,398
		$567,398

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.30%
10,400	American Superconductor Corp †	372,840
13,100	Anixter International Inc * †	779,319
56,300	Brightpoint Inc * †	410,990
7,600	Energy Conversion Devices Inc †	559,664
45,400	GrafTech International Ltd †	1,218,082
21,100	Polypore International Inc * †	534,463
10,400	Powell Industries Inc †	524,264
33,900	Woodward Governor Co *	1,208,874
		$5,608,496

ELECTRONICS - SEMICONDUCTOR --- 2.07%
62,544	AuthenTec Inc * †	651,708
14,500	Cavium Networks Inc †	304,500
61,000	PMC-Sierra Inc * †	466,650
10,500	Silicon Laboratories Inc †	378,945
23,800	Tessera Technologies Inc * †	389,606
		$2,191,409

ENGINEERING & CONSTRUCTION --- 1.23%
9,900	Northwest Pipe Co * †	552,420
17,800	URS Corp †	747,066
		$1,299,486

FINANCIAL SERVICES --- 0.48%
14,400	Waddell & Reed Financial Class A *	504,144
		$504,144

FOOD & BEVERAGES --- 1.44%
48,000	Darling International Inc * †	792,960
25,800	Flowers Foods Inc *	731,172
		$1,524,132

GOLD, METALS & MINING --- 2.33%
9,700	Compass Minerals International Inc	781,432
32,900	International Coal Group Inc †	429,345
6,800	James River Coal Co †	399,092
7,700	Olympic Steel Inc	584,584
2,400	Schnitzer Steel Industries Inc	275,040
		$2,469,493

HEALTH CARE RELATED --- 4.50%
54,881	Alkermes Inc * †	678,329
89,900	Alliance Imaging Inc * †	779,433
18,500	Genoptix Inc * †	583,675
28,300	HealthExtras Inc †	852,962
27,100	inVentiv Health Inc †	753,109
29,300	Psychiatric Solutions Inc * †	1,108,712
		$4,756,220

HOUSEHOLD GOODS --- 1.19%
20,100	Tempur-Pedic International Inc *	156,981
32,329	Tupperware Corp	1,106,298
		$1,263,279

INSURANCE RELATED --- 1.58%
17,700	Hanover Insurance Group Inc	752,250
9,600	Navigators Group Inc †	518,880
8,000	RLI Corp *	395,760
		$1,666,890

LEISURE & ENTERTAINMENT --- 0.97%
35,600	Callaway Golf Co *	421,148
20,258	WMS Industries Inc †	603,081
		$1,024,229

MACHINERY --- 4.52%
5,100	Bucyrus International Inc	372,402
18,400	CIRCOR International Inc	901,416
9,400	Lindsay Corp *	798,718
14,600	Robbins & Myers Inc	728,102
11,400	Titan Machinery Inc * †	357,048
4,100	Valmont Industries Inc	427,589
24,700	Wabtec Corp	1,200,914
		$4,786,189

MANUFACTURING --- 1.76%
15,400	AZZ Inc †	614,460
14,000	Koppers Holdings Inc	586,180
20,000	RBC Bearings Inc * †	666,400
		$1,867,040

MEDICAL PRODUCTS --- 6.13%
25,000	ArthroCare Corp * †	1,020,250
15,100	Haemonetics Corp * †	837,446
35,625	Meridian Bioscience Inc *	959,025
17,400	Neogen Corp †	398,286
26,300	NuVasive Inc * †	1,174,558
36,600	Steris Corp	1,052,616
24,200	West Pharmaceutical Services Inc *	1,047,376
		$6,489,557

OIL & GAS --- 10.68%
7,000	Atwood Oceanics Inc * †	870,380
16,000	Bill Barrett Corp †	950,560
12,400	Comstock Resources Inc †	1,046,932
15,400	Dril-Quip Inc †	970,200
7,700	GMX Resources Inc †	570,570
132,300	Grey Wolf Inc * †	1,194,669
21,100	Hornbeck Offshore Services Inc * †	1,192,361
7,700	Lufkin Industries Inc	641,256
27,100	Matrix Service Co * †	624,926
12,100	Penn Virginia Corp	912,582
42,200	PetroQuest Energy Inc * †	1,135,180
27,100	Willbros Group Inc †	1,187,251
		$11,296,867

PAPER & FOREST PRODUCTS --- 0.43%
15,000	Rock-Tenn Co Class A	449,850
		$449,850

PERSONAL LOANS --- 0.57%
23,700	Nelnet Inc	266,151
9,900	World Acceptance Corp * †	333,333
		$599,484

PHARMACEUTICALS --- 3.14%
18,000	BioMarin Pharmaceutical Inc * †	521,640
38,400	K-V Pharmaceutical Co * †	742,272
24,000	Perrigo Co *	762,480
36,600	Progenics Pharmaceuticals Inc * †	580,842
18,190	XenoPort Inc * †	709,956
		$3,317,190
POLLUTION CONTROL --- 0.73%
44,100	Metalico Inc * †	772,632
		$772,632

PRINTING & PUBLISHING --- 0.45%
10,600	John Wiley & Sons Inc Class A *	477,318
		$477,318

RAILROADS --- 0.60%
14,500	Kansas City Southern †	637,855
		$637,855

REAL ESTATE --- 1.51%
26,900	Digital Realty Trust Inc REIT *	1,100,479
13,700	Tanger Factory Outlet Centers Inc REIT *	492,241
		$1,592,720

RESTAURANTS --- 2.33%
22,900	Brinker International Inc *	432,810
18,200	Buffalo Wild Wings Inc * †	451,906
31,000	California Pizza Kitchen Inc †	346,890
23,900	Jack In The Box Inc †	535,599
36,400	McCormick & Schmick's Seafood Restaurants Inc * †	350,896
12,600	Red Robin Gourmet Burgers Inc * †	349,524
		$2,467,625

RETAIL --- 4.55%
28,300	Aeropostale Inc * †	886,639
15,600	BJ's Wholesale Club Inc †	603,720
11,600	Buckle Inc *	530,468
39,600	Dress Barn Inc * †	529,848
13,400	Guess ? Inc	501,830
14,100	Gymboree Corp †	564,987
14,200	Lumber Liquidators Inc †	184,600
13,600	Netflix Inc * †	354,552
40,100	Tween Brands Inc * †	660,046
		$4,816,690

SAVINGS & LOANS --- 0.26%
22,400	NewAlliance Bancshares Inc *	279,552
		$279,552

SHOES --- 1.22%
7,300	Deckers Outdoor Corp †	1,016,160
23,100	Iconix Brand Group Inc * †	279,048
		$1,295,208

SPECIALIZED SERVICES --- 3.29%
54,471	CyberSource Corp * †	911,300
11,100	FTI Consulting Inc †	759,906
10,300	Huron Consulting Group Inc †	467,002
35,400	Navigant Consulting Inc †	692,424
27,200	TNS Inc †	651,712
		$3,482,344

TEXTILES --- 0.97%
26,300	Fossil Inc †	764,541
7,200	Phillips-Van Heusen Corp	263,664
		$1,028,205

TRANSPORTATION --- 1.17%
38,200	American Commercial Lines Inc * †	417,526
9,400	Kirby Corp †	451,200
29,300	Ultrapetrol Bahamas Ltd * †	369,473
		$1,238,199

TOTAL COMMON STOCK --- 94.63%		$100,121,441
(Cost $98,871,236)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,179,000	Fannie Mae	5,179,000
	2.050% July 1, 2008
200,000	Federal Home Loan Bank	199,976
	2.240% July 3, 2008
200,000	Federal Home Loan Bank	199,988
	2.160% July 2, 2008
100,000	Freddie Mac	99,988
	2.070% July 3, 2008

TOTAL SHORT-TERM INVESTMENTS --- 5.37%		$5,678,952
(Cost $5,678,952)

TOTAL MAXIM SMALL-CAP GROWTH PORTFOLIO --- 100%		$105,800,393
(Cost $104,550,188)

Legend

*

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Global Markets Inc, Deutsche Bank Securities Inc, and Barclays Capital Inc, 2.500% - 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $32,020,337.

†	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Small-Cap Growth Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	2,268,775	2.14%
Consumer Products & Services	19,108,498	18.06%
Financial Services	5,605,592	5.30%
Health Care Related	23,100,193	21.83%
Industrial Products & Services	11,477,870	10.85%
Natural Resources	14,216,210	13.44%
Short Term Investments	5,678,952	5.37%
Technology	22,468,249	21.24%
Transportation	1,876,054	1.77%
	$ 105,800,393	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Small-Cap Growth Portfolio (Formerly known as Maxim Trusco Small-Cap Growth Portfolio)

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective April 1, 2008, the Maxim Trusco Small-Cap Growth Portfolio’s name changed to Maxim Small-Cap Growth Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$100,121,441	$		$		$100,121,441
Short-Term Investments	5,378,976		299,976			5,678,952
Total	$105,500,417		$299,976		$-	$105,800,393

Foreign Currency Translations
The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $84,155,625 and $87,849,697, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

     At June 30, 2008, the U.S. Federal income tax cost basis was $104,951,875. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,533,702 and gross depreciation of securities in which there was an excess of tax cost over value of $7,685,184 resulting in net appreciation of $848,518.

5.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $32,017,846 and received collateral of $32,164,214 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008